Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Shares Capital [Member]	Reserves [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 270,513,901	$ 8,522,564	$ (63,856,702)	$ 215,179,763
Balance share at Dec. 31, 2018	259,809,678
Shares issued for cash	$ 21,045,000			21,045,000
Shares issued for cash, shares	17,250,000
Share issuance costs	$ (1,751,571)			(1,751,571)
Stock options exercised	$ 486,341	(216,991)		269,350
Stock options exercised, shares	355,000
Restricted share units vested	$ 238,869	(238,869)
Restricted share units vested, shares	113,208
Stock options expired		(579,937)	579,937
Restricted share units cancelled		(68,072)	68,072
Share-based compensation		2,837,076		2,837,076
Loss for the year			(9,719,054)	(9,719,054)
Balance at Dec. 31, 2019	$ 290,532,540	10,255,771	(72,927,747)	227,860,564
Balance share at Dec. 31, 2019	277,527,886
Shares issued for cash	$ 38,353,487			38,353,487
Shares issued for cash, shares	37,716,669
Share issuance costs	$ (1,476,702)			(1,476,702)
Stock options exercised	$ 2,852,277	(1,137,027)		1,715,250
Stock options exercised, shares	2,325,000
Restricted share units vested	$ 551,612	(551,612)
Restricted share units vested, shares	436,785
Stock options expired		(1,071,980)	1,071,980
Share-based compensation		2,478,400		2,478,400
Loss for the year			(10,740,593)	(10,740,593)
Balance at Dec. 31, 2020	$ 330,813,214	$ 9,973,552	$ (82,596,360)	$ 258,190,406
Balance share at Dec. 31, 2020	318,006,340